Consolidated Statements of Changes in Shareholders' (Deficit) Equity (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Stock Issued During Period, Shares, Issued for Services	206,506,322	182,375,104